Financial obligations	12 Months Ended
Dec. 31, 2022
Financial obligations
Financial obligations

16.   Financial obligations

(a)	This caption is made up as follow:

	2023	2022
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 5.50% due 2026 (b)	544,062	541,980

Sociedad Minera El Brocal S.A.A. (d)
Banco de Crédito del Perú – Financial obligation	72,852	97,136
Debt issuance costs	(90)	(160)
	72,762	96,976
Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	79,436	86,625
Lease liabilities (h)
Finance lease	10,320	12,953

Total financial obligations	706,580	738,534

Classification by maturity:
Current portion	34,219	35,071
Non-current portion	672,361	703,463
Total financial obligations	706,580	738,534

See related accounting policies in Note 2.4(b)(ii).

(b)

In order to comply with its tax obligations, the Buenaventura’s Shareholders’ Meeting held on May 21, 2021 and its board of directors meeting held on July 12, 2021 approved the issuance of senior unsecured notes (hereinafter “the notes”) which were issued on July 23, 2021 with the following terms:

-	Denomination of Issue: US$550,000,000 5.500% Senior Notes due 2026.
-	Principal Amount: US$550,000,000.
-	Issue Date: July 23, 2021.
-	Maturity Date: July 23, 2026.
-	Issue Price: 99.140% of the principal amount.
-	Interest Rate: 5.500% per annum.
-	Offering Format: private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933.
-	Expected Listing: Buenaventura will apply to list the bonds on the Singapore Exchange Securities Trading Limited (‘SGX-ST’).

The notes were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (hereinafter the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes are fully and unconditionally guaranteed jointly and severally by Compañía Minera Condesa S.A., Inversiones Colquijirca S.A., Procesadora Industrial Río Seco S.A. and Consorcio Energético Huancavelica S.A.

As part of the commitments of the notes, Buenaventura must be in compliance with certain obligations if it wants to enter into any of the following transactions i) incurrence in additional debt, ii) asset sales, iii) making certain investments, paying dividends, purchase Buenaventura’s equity interests or making any principal payment prior to any scheduled final maturity or schedule repayment of any indebtedness that is subordinated to the notes (known as “restricted payments”), iv) creation of liens and v) merger, consolidation or sale of assets. These covenants are known as “Limitations on incurrence of indebtedness”, “Limitation on Asset Sales”, “Limitation on Restricted Payments”, “Limitation on Liens” and “Limitation on Merger, Consolidation or Sale of Assets”, respectively. These covenants also have exceptions that let the Company operate in the ordinary course of business.

(c)

On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks for a principal amount of US$275,000,000. In 2018, April 2020, April 2021, May 2021 Buenaventura signed the first, second, third and fourth amendments to the Syndicated Term Loan to modify some terms and conditions including the issue of Notes in accordance with Rule 144A and Regulation S under the Securities Act of 1933.

On January 3, 2022, the Company made a US$100 million prepayment of the syndicated loan and the remaining balance of US$175 million was paid on March 2, 2022. Additionally, the related hedging derivative financial instruments was liquidated. See Note 34(c).

(d)

On October 29, 2019, El Brocal entered into a new financial obligation of US$161,893,850 with Banco de Crédito del Perú in order to cancel the two previous obligations: (i) Finance leaseback; and (ii) Mid-term financial obligation. The new financial obligation has the following terms and conditions:

-	Principal (Part A): US$113,325,695.
-	Principal (Part B): US$48,568,155.
-	Annual interest rate (Part A): 3.76%.
-	Annual interest rate (Part B): Three-month LIBOR plus 2.39%
-	Term (Part A): 5 years since October 2019 until October 2024.
-	Term (Part B): 7 years since October 2019 until October 2026.

On May 22, 2023, El Brocal subscribed the first addendum to the financing contract which main changes were as follows:

-	Annual interest rate (Part B): Three-month SOFR plus 2.65%.
-	Modifications of terms to replace the references and basis from LIBOR to SOFR.
-	Incorporation of additional complementary clauses to the rate modification.

In this regard, the addendum did not include other significant modifications that have impact in repayment dates, guarantees and other obligations compared with the base agreement. El Brocal assessed the financial impacts of the transition to SOFR rate which resulted in no significant changes in financial expenses and the respective payments cashflows since the addendum came into effect.

According to the financing contract mentioned above, El Brocal is required to maintain the following financial ratios as defined in the agreement:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage Ratio: Less than 1.0 times.
(iii)	Indebtedness ratio: Less than 2.25 times.

The financial obligation is collateralized by a security agreement in respect of assets; certain contractual rights, flows and account balances, a real estate mortgage; and a mortgage on certain mining concessions.

The compliance with the financial ratios is monitored by El Brocal’ s Management. as of December 31, 2023 and 2022, El Brocal complies with the coverage and indebtedness ratios.

(e)

On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú. On October 29, 2020, as part of the Group its strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed to a modification of the following terms and conditions:

-	Principal: final installment of US$44,191,000 (original amount of US$119,000,000).
-	Annual interest rate: LIBOR 30 days plus 2.10%.
-	Term: 18 months since November 2, 2020, with final maturity in May 2022.
-	Guarantee: Leased equipment.
-	Amortization: a final installment of US$44,191,000.

On June 30, 2014, Banco de Crédito del Perú extended the finance lease contract mentioned above, through the addition of a new tranche. On October 29, 2020, as part of the Group’s strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-	Principal: final installment of US$68,905,000 (original amount of US$103,373,000)
-	Annual interest rate: LIBOR 30 days plus 2.10%
-	Term: 18 months since November 2, 2020, with final maturity in May 2022.
-	Guarantee: Leased equipment.
-	Amortization: a final installment of US$68,905,000.

On April 29, 2022, Banco de Crédito del Peru and Empresa de Generación Huanza signed an addendum considering a prior amortization of outstanding principal of US$9,191,364 (Tranche I) and US$13,904,800 (Tranche II). Below we detail the main additional terms and conditions:

Tranche I:

-	Principal: US$35,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022 with final maturity in 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$22,531,250 at the end of the payment term.

Tranche II:

-	Principal: US$55,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022 with final maturity in 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$35,406,250 at the end of the payment term.

In addition, Huanza granted a security interest for 100% of shares.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-	Debt service coverage ratio: Higher than 1.1.
-	Minimum equity of US$30,000,000.

Management performed an analysis to determine if the modification of the terms and conditions in October 2020 were substantially different terms and shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Group concluded that the terms are not substantially different, due to the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate were less than 10 per cent different compared to the discounted present value of the remaining cash flows of the original financial liability.

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

-

Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channeling of flows mentioned above.

-

Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond to amounts received by Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.

-	The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.
-	Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza’ s solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2023 and 2022, Huanza complied with these commitments, including that related to the channeling of all the cash flows received for commercial income through a collection account.

(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2023	2022
	US$(000)	US$(000)

Between 1 and 2 years (year 2025)	101,885	105,986
Between 2 and 5 years (year 2026 to 2028)	573,892	601,419
More than 5 years (since 2029)	2,576	4,238
	678,353	711,643
Debt issuance costs	(5,992)	(8,180)

	672,361	703,463

(g)	Below is presented the movement of the debt excluding interest:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	738,534	1,057,975	531,653
Bonds -
Senior Notes bonds issue	—	—	550,000
Debt issuance costs	—	—	(10,700)
Amortization of debt issuance costs in results, note 29(a)	2,082	1,963	717

Financial obligations -
Payments	(31,034)	(323,057)	(21,585)
Reversal of the amortized cost of the syndicated loan, note 29(a)	(85)	(8,855)	—
Amortization of debt issuance costs in results, note 29(a)	155	2,820	885
Effect of amortized cost, note 29(a)	—	515	8,837
Increase (reduction) of debt restructuring costs	—	—	225

Lease obligations -
Additions	1,137	11,712	2,972
Accretion expense, note 29(a)	266	99	176
Payments	(4,475)	(4,638)	(5,205)
Final balance	706,580	738,534	1,057,975

(h)	Lease liabilities related to the right of use asset are as follows:

	2023	2022
	US$(000)	US$(000)

Buildings (j)	1,877	2,719
Transportation units (i)	1,031	1,420
Machinery and equipment	7,412	8,814

	10,320	12,953
Classification by maturity:
Current portion	2,087	3,639
Non-current portion	8,233	9,314
	10,320	12,953

Lease payments are presented in the consolidated statements of cash flows in “Lease payments” caption as part of the financing activities. Interest’s expense related to the lease liabilities for the years 2023, 2022 and 2021 is presented in the “Financial costs” caption, note 29(a).

(i)	Transportation units -

The Group has lease contracts for mining vehicles used in its operations. Leases of mining vehicles generally have lease terms between one and three years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets. No contracts require the Group to maintain certain financial ratios nor includes variable lease payments.

The Group also has certain leases of assets with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the short-term lease and lease of low-value assets recognition exemptions for these leases.

(j)	Buildings -

Lease liabilities related to buildings mainly correspond to a lease contract entered by Buenaventura on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013 and fixed payments. The Group has the option to lease the assets for two additional terms of 5 years each. During the year 2023, the Group extended the contract up to September 20, 2032.

The minimum future rents payable as of December 31, 2023 and 2022 are as follows:

	2023	2022
	US$(000)	US$(000)

Less than 1 year (2024)	2,281	1,313
Between 1 and 5 years (2025-2028)	5,076	3,264
More than 5 years (since 2029)	4,238	4,238
	11,595	8,815